Earnings per share (Details 1) R$ in Millions	12 Months Ended
	Dec. 31, 2023 $ / shares	Dec. 31, 2023 BRL (R$) shares	Dec. 31, 2022 $ / shares	Dec. 31, 2022 BRL (R$) shares	Dec. 31, 2021 $ / shares	Dec. 31, 2021 BRL (R$) shares
IfrsStatementLineItems [Line Items]
Net income		R$ 33,105		R$ 29,207		R$ 26,760
Preference shares [member]
IfrsStatementLineItems [Line Items]
Net income		16,354		14,429		13,189
Dividend on preferred shares after dilution effects		115		90		75
Net income available to ordinary equity owners considering preferred shares afterthe dilution effect		R$ 16,469		R$ 14,519		R$ 13,264
Adjusted weighted average of shares | shares		4,840,883,862		4,840,703,872		4,818,741,579
Preferred | shares		4,908,283,361		4,900,469,300		4,873,042,114
Incremental as per share-based payment plans | shares		67,399,499		59,765,428		54,300,535
Common | $ / shares	$ 3.36		$ 2.96		$ 2.72
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Net income		R$ 16,751		R$ 14,778		R$ 13,571
Dividend on preferred shares after dilution effects		(115)		(90)		(75)
Net income available to ordinary equity owners considering preferred shares afterthe dilution effect		R$ 16,636		R$ 14,688		R$ 13,496
Adjusted weighted average of shares | shares		4,958,290,359		4,958,290,359		4,958,290,359
Common | $ / shares	$ 3.36		$ 2.96		$ 2.72